Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts	$ 0	$ 0	$ 0	$ 0
Bad debt expense	0	0	0	0
Negative working capital			389,603
Accumulated deficit	663,054		622,582	166,129
Net Cash Used In Operating Activities	$ 47,059	$ 27,910	$ 149,200	$ 54,696
Property And Equipment [Member] | Minimum [Member]
Property and equipment useful lives	3 years		3 years
Property And Equipment [Member] | Maximum [Member]
Property and equipment useful lives	7 years		7 years